Segmented Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmented Information

22. Segmented Information
The Company’s reportable operating segment, which has separate financial information available, is assessed regularly for performance by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker ("CODM").
During the year ended December 31, 2022, the Company had two operating segments: the Las Chispas Mine and El Picacho Property (“Picacho”), which is in the exploration phase. During the year ended December 31, 2023, there was a change in the reporting information reviewed by the CODM, leading the Company to conclude that it has a single operating segment: the Las Chispas Mine, which includes Picacho. Corporate includes the corporate team that provides administrative, technical, financial, and other support to the Company’s business units.
Segments and their performance measures are listed below:

For the year ended December 31, 2023
Segment	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures
Las Chispas(1)	$245,130	$75,476	$21,348	$148,306	$51,118
Other	—	—	—	—	139
	$245,130	$75,476	$21,348	$148,306	$51,257
(1)Located in Sonora, Mexico.

For the year ended December 31, 2022
Segment	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures
Las Chispas(1)	$43,510	$13,974	$1,116	$28,420	$69,066
(1)Located in Sonora, Mexico.

At December 31, 2023
Segment	Assets	Liabilities	Net assets
Las Chispas	$420,613	$43,899	$376,714
Corporate	38,039	13,926	24,113
Other	1,522	24	1,498
	$460,174	$57,849	$402,325

At December 31, 2022
Segment	Assets	Liabilities	Net assets
Las Chispas	$285,847	$65,221	$220,626
Corporate	69,502	13,134	56,368
	$355,349	$78,355	$276,994